TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE

7 – TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE

The composition of trade and other receivables is as follows:

	Current		Non-current
Trade debtors and other accounts receivable, net	12.31.2025	12.31.2024	12.31.2025	12.31.2024
	ThCh$	ThCh$	ThCh$	ThCh$
Trade accounts debtor	287,812,236	282,453,556	132,362	113,966
Other debtors	45,776,284	44,195,220	39,557	212,749
Other accounts receivable	6,189,978	6,182,312	15,725	9,008
Total	339,778,498	332,831,088	187,644	335,723

	Current		Non-current
Trade and other receivables, gross	12.31.2025	12.31.2024	12.31.2025	12.31.2024
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	292,740,521	286,866,555	132,362	113,966
Other debtors	46,151,589	44,566,923	39,557	212,749
Other accounts receivable	6,470,828	6,392,415	15,725	9,008
Total	345,362,938	337,825,893	187,644	335,723

The aging of the portfolio for current and non-current trade accounts receivable, without impairment impact, is as follows:

	12.31.2025	12.31.2024
	ThCh$	ThCh$
Less than one month old	285,825,868	276,941,661
Between one and three months old	300,575	2,533,836
Between three and six months old	724,075	1,216,352
With seniority between six and eight months	5,669,012	5,920,865
With seniority greater than eight months	353,353	367,807
Total	292,872,883	286,980,521

The Company has approximately 275,567 customers, who may have balances in the different segments of the stratification. The number of customers is distributed geographically with 72,694 in Chile, 84,145 in Brazil, 66,306 in Argentina, and 52,422 in Paraguay.

The provision for expected credit losses associated with each segment of the current and non-current trade receivables is as follows:

	12.31.2025
		Impairment loss
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	283,967,276	(965,427)	0.34%
Between one and three months	2,159,167	(592,660)	27.45%
Between three and six months	724,075	(454,199)	62.73%
Between six and eight months	5,669,012	(2,590,039)	45.69%
Greater than eight months	353,353	(325,960)	92.25%
Total	292,872,883	(4,928,285)	—

	12.31.2024
		Impairment loss
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	276,941,661	(1,151,129)	0.42%
Between one and three months	2,533,836	(206,041)	8.13%
Between three and six months	1,216,352	(911,547)	74.94%
Between six and eight months	5,920,865	(1,788,253)	30.20%
Greater than eight months	367,807	(356,029)	96.80%
Total	286,980,521	(4,412,999)

The movement in the allowance for expected credit losses is presented below:

	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Opening balance	4,412,999	4,447,197	4,492,643
Increase (decrease)	1,135,744	1,426,301	1,319,216
Reversal of provision	(569,535)	(1,417,795)	(1,110,743)
Increase (decrease) due to foreign currency changes	(50,923)	(42,704)	(253,919)
Subtotal movements	515,286	(34,198)	(45,446)
Final balance	4,928,285	4,412,999	4,447,197

The provision for expected credit losses is recorded under administrative expenses in the income statement by function.